Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables and Accrued Expenses [Abstract]
Government authorities	$ 253	$ 867
Warranty provision	1,909	1,680
Professional services	412	470
Payment obligation related to acquisition	303	900
Restructuring		503
Provision for return	570
Accrued expenses	1,546	626
Other payables and accrued expenses	$ 4,993	$ 5,046